Taxation - Additional Information (Detail) ¥ in Thousands, $ in Thousands					12 Months Ended
	Apr. 01, 2019	Nov. 30, 2018	Jan. 01, 2018	Nov. 08, 2013	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017
Income Taxes [Line Items]
Cultural undertaking development fees, percentage of advertising revenues					3.00%	3.00%
Education surcharges rate					3.00%	3.00%
Local education surcharges rate					2.00%	2.00%
Withholding tax					¥ (590)	$ (83)	¥ (17,217)	¥ (88,665)
Income tax rate					25.00%	25.00%	25.00%	25.00%
Taxable profit					¥ (2,224,228)		¥ (503,492)	¥ (646,718)
Withholding income tax rate on dividends distributed by a foreign-invested entity					10.00%	10.00%
Net operating losses carry forwards					¥ 2,768,661
Small Scale Taxpayers
Income Taxes [Line Items]
VAT rate					3.00%	3.00%	3.00%	3.00%
Minimum
Income Taxes [Line Items]
Urban construction tax rate					1.00%	1.00%
Maximum
Income Taxes [Line Items]
Urban construction tax rate					7.00%	7.00%
Earliest Tax Year
Income Taxes [Line Items]
Net operating losses carry forwards, expiration year					2020	2020
Latest Tax Year
Income Taxes [Line Items]
Net operating losses carry forwards, expiration year					2029	2029
Hangzhou Juandou Network Technology Co., Ltd.
Income Taxes [Line Items]
Preferential tax rate					15.00%	15.00%	15.00%
Taxable profit					¥ 0		¥ 0	¥ 0
Net operating losses carry forwards, period			10 years
Hangzhou Juandou Network Technology Co., Ltd. | High and New Technology Enterprises
Income Taxes [Line Items]
Preferential tax rate period		3 years
Other Subsidiaries
Income Taxes [Line Items]
Income tax rate					25.00%	25.00%
Hangzhou Shiqu Information and Technology Co., Ltd.
Income Taxes [Line Items]
Taxable profit					¥ 0		0	¥ 0
Net operating losses carry forwards, period			10 years
Hangzhou Shiqu Information and Technology Co., Ltd. | High and New Technology Enterprises
Income Taxes [Line Items]
Preferential tax rate period	3 years
Hangzhou Shiqu Information and Technology Co., Ltd. | Software Enterprises [Member]
Income Taxes [Line Items]
Preferential tax rate				12.50%
CIT exemption for tax holiday				2 years
Preferential tax rate period				3 years
Hangzhou Juangua Network Co., Ltd.
Income Taxes [Line Items]
Preferential tax rate								15.00%	15.00%
Taxable profit					¥ 0		0	¥ 0
Net operating losses carry forwards, period			10 years
Hangzhou Juangua Network Co., Ltd. | Software Enterprises [Member]
Income Taxes [Line Items]
Preferential tax rate				12.50%
CIT exemption for tax holiday				2 years
Preferential tax rate period				3 years
Meilishuo (Beijing) Network Technology Co., Ltd.
Income Taxes [Line Items]
Preferential tax rate, expiration date					Dec. 31, 2017	Dec. 31, 2017
Taxable profit					¥ 0		¥ 0	¥ 0
Marketing Services, commissions, financing solutions and other services
Income Taxes [Line Items]
VAT rate					6.00%	6.00%	6.00%	6.00%
Online Direct Sales
Income Taxes [Line Items]
VAT rate					10.00%	10.00%	13.00%	16.00%	17.00%
Cayman Islands
Income Taxes [Line Items]
Withholding tax					¥ 0		¥ 0	¥ 0
Hong Kong
Income Taxes [Line Items]
Income tax rate					16.50%	16.50%
Hong Kong | Minimum
Income Taxes [Line Items]
Foreign investor ownership threshold, subject to withholding tax					25.00%	25.00%
Hong Kong | Maximum
Income Taxes [Line Items]
Withholding income tax rate on dividends distributed by a foreign-invested entity					5.00%	5.00%